Segment information (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-current assets	SFr 441.7	SFr 330.9
Europe, Middle East and Africa
Disclosure of operating segments [line items]
Non-current assets	270.4	246.8
thereof Switzerland
Disclosure of operating segments [line items]
Non-current assets	242.6	222.0
Americas
Disclosure of operating segments [line items]
Non-current assets	144.3	59.9
thereof the United States
Disclosure of operating segments [line items]
Non-current assets	142.2	58.5
Asia-Pacific
Disclosure of operating segments [line items]
Non-current assets	SFr 27.1	SFr 24.1